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PROSPECTUS SUPPLEMENT


NORTHERN FUNDS -- EQUITY FUNDS
SUPPLEMENT DATED JANUARY 13, 2006 TO PROSPECTUS DATED JULY 31, 2005


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The following replaces the eighth paragraph under "Fund Management" on page 43 of the Prospectus:

Effective December 31, 2005, the managers for the MID CAP GROWTH FUND are Deborah Koch and Christopher D. Guinther, each a Vice President of Northern Trust. Ms. Koch has had such responsibility since May 2003 and Mr. Guinther since December 2005. Ms. Koch joined Northern Trust in 2003. From 2000 to 2003, Ms. Koch was a portfolio manager and senior analyst for technology portfolios at Strong Capital Management. Mr. Guinther joined Northern Trust in November 2005. From 2003 to 2005, he was an equity portfolio manager with Principal Financial Group. From 1996 to 2003, he was with Banc One Investment Advisors, where he was an equity analyst and portfolio manager.

The following replaces the fifth paragraph under "Fund Management" on page 44 of the Prospectus:

Effective December 31, 2005, the managers for the TECHNOLOGY FUND are George J. Gilbert, Senior Vice President of Northern Trust, Deborah Koch, Vice President of Northern Trust, and Matthew Peron, Senior Vice President of Northern Trust. Mr. Gilbert has had such responsibility since July 1997, Ms. Koch since July 2004, and Mr. Peron since December 2005. Mr. Gilbert joined Northern Trust in 1980 and during the past five years has managed various technology portfolios and served as a research analyst concentrating in technology. Mr. Peron joined Northern Trust in November 2005. From January 2005 to November 2005, Mr. Peron was the deputy chief risk officer for Alliance Capital Management. From 2002 to 2005, he was a principal of Banc One Capital Markets and a fixed income and equity derivatives risk manager of Bank One. From 1997 to 2002, he was an equity portfolio manager and quantitative analyst at Lincoln Capital Management.



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